Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Intangible Assets, Net

(a) Intangible assets, net

	December 31,
	2012	2013
	RMB	RMB

Amortized intangible assets
Favorable lease contracts
Cost	3,692	—
Less: Accumulated amortization	(3,692)	—

	—	—

Unamortized intangible assets
Operating rights (Note 8)	2,868	2,509

Total intangible assets	2,868	2,509

Changes in Carrying Amount of Goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2012 and 2013 were as follows:

	December 31,
	2012	2013
	RMB	RMB
Gross goodwill as of January 1	51,819	51,819
Accumulated impairment losses	—	—

Net goodwill as of December 31	51,819	51,819